Current provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Current provisions and other current liabilities
Summary of reconciliation of the current provisions

Development of current provisions

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation
	2019	translation	group	Utilized	Reversed	Additions	Reclassifications	December 31, 2019

Self-insurance programs	198,307	3,751	—	—	—	17,808	—	219,866
Personnel expenses	42,430	359	215	(25,436)	(293)	32,487	40,764	90,526
Risk of lawsuit	32,304	246	507	(15,049)	(50)	3,023	—	20,981
FCPA related charge	223,980	—	—	(219,588)	(4,000)	3,844	—	4,236
Other current provisions	27,495	218	742	(3,976)	(839)	12,807	—	36,447
Current provisions	524,516	4,574	1,464	(264,049)	(5,182)	69,969	40,764	372,056

Schedule of other current liabilities

Other current liabilities

in € THOUS

	2019	2018

Personnel liabilities	647,508	654,457
Noncontrolling interests subject to put provisions	603,132	494,576
Unapplied cash and receivable credits	482,682	364,657
Invoices outstanding	178,209	160,112
Withholding tax and VAT	104,388	100,086
Interest liabilities	73,593	92,961
Variable payments outstanding for acquisitions	34,253	57,217
Legal matters, advisory and audit fees	27,979	38,778
Bonuses, commissions	27,510	26,831
Contract liabilities	22,795	37,628
Rent and lease obligations	176	138,210
Other liabilities	238,138	214,259
Other current liabilities	2,440,363	2,379,772